SHAREHOLDER LETTER




Your Fund's Goal: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital is also an important consideration. The fund invests in the equity securities of companies that have paid consistently rising dividends over the past ten years.


Dear Shareholder:

This annual report for Franklin Rising Dividends Fund covers the period ended September 30, 1999.


ECONOMIC OVERVIEW

During the year ended September 30, 1999, the domestic economy exhibited solid growth with only modest inflation. Deflationary fears, prevalent during the first few months of the reporting period, almost completely disappeared. The Federal Reserve Board (the Fed) grew increasingly concerned that the economy could not continue its strong growth rate of recent years without inflation accelerating. As a result, the Fed partially reversed last year's cuts in the federal funds target rate, raising rates to 5.25% at the August 24, 1999, meeting. U.S. Treasury bond yields, which rose steadily during the fund's fiscal year through May, seemed to stabilize with the onset of the rate increases.

The stock market continued to be characterized by the strength of a small number of stocks, particularly large technology stocks, while most stocks lagged far behind the major indices. This trend began in the spring of 1998 when the market grew concerned about further deterioration of global conditions. Twice since then the market advance appeared to broaden its gains and include more than a few select "in favor" stocks, only to reverse this trend shortly after. The first broad market recovery came in the fall of 1998, triggered by the Fed's easing moves. After struggling early in 1999, the average stock's performance rose in the spring as investors became more confident of a global economic recovery. When the Fed increased the federal funds target rate during the summer, the broader market once again faltered. As a result, the best-performing stocks over the past year tended to be technology stocks that were considered to have exciting growth prospects and certain commodity-related stocks that reacted positively to stronger commodity prices.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 13 of this report.


CONTENTS


Shareholder Letter ....................         1

Performance Summary ...................         6

Financial Highlights &
Statement of Investments ..............        10

Financial Statements ..................        16

Notes to
Financial Statements ..................        19

Independent
Auditors' Report ......................        22

Tax Information .......................        23



                                 FUND CATEGORY

                               [PYRAMID GRAPHIC]




PORTFOLIO NOTES

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize appreciation in their stock prices. We select securities that have had consistent and substantial dividend increases, strong balance sheets and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at attractive prices, often when they are out of favor with other investors.

Three of the portfolio's five top-performing stocks during the period were from the technology sector. Cohu Inc., a manufacturer of semiconductor test handling equipment, and Millipore Corp., which makes filters and filtration equipment used by the semiconductor industry, benefited from indications that semiconductor capital equipment purchases will increase in the coming quarters. Hewlett-Packard Co. pleased investors recently by articulating its e-commerce strategy.

Several fund holdings outside of the technology sector also performed strongly. The Limited Inc. was driven by strong operating results at its Intimate Brands unit, which operates Victoria's Secret and Bath & Body Works stores. Family Dollar Stores Inc., the fund's largest position, reported notable success with its "convenience discounter" format. National Commerce Bancorp., a leader in supermarket branch banking, delivered results far better than the average bank. West Pharmaceutical Services Inc. reported strong revenue growth during the past year, after a few years of slow sales growth.

Unfortunately, several stocks in the portfolio reported surprisingly weak quarterly earnings during the period, and as a result, their share prices fell sharply. Rite Aid Corp.'s losses associated with an extremely fast pace of new store openings during January and February negatively impacted its earnings. In response, Rite Aid reduced its new store openings considerably to minimize the drag on earnings that resulted from the expansion program. First Union Corp. also announced disappointing earnings as expense savings and revenue enhancements anticipated from its acquisition of CoreStates Financial fell short of the company's plan. Newell Rubbermaid Inc. indicated lower than expected third-quarter earnings due to sluggish retail demand across its business segments. Universal Corp. and DIMON Inc.'s stock prices declined as manufacturers decreased tobacco inventories due to uncertain economic demand from Asia and Eastern Europe as well as the U.S. The fund's Property and Casualty Insurance stocks also performed poorly as industry operating results deteriorated for many commercial and personal underwriters.

New additions to the portfolio during the year included Bank One Corp. and Lancaster Colony Corp. Bank One emerged as a leader in the implementation of Internet banking, and used technologies developed by its credit card unit, First USA, more broadly to deliver services to its retail customers. Bank One has increased its dividend for 28 years. Lancaster Colony appears ready to return to its historical earnings growth rate after several flat quarters. Positive developments occurred at each of the company's three business segments: specialty foods, automotive, and glassware and candles. Lancaster's dividend has increased for 36 years. Teleflex Inc., a diversified manufacturer of products and services for the aerospace, automotive, marine, medical and industrial markets, was the portfolio's most significant addition during the period. It has a remarkable record of 24 consecutive years of revenue and earnings growth in addition to 22 years of dividend growth.




TOP 10 STOCK HOLDINGS
9/30/99

COMPANY                                      % OF TOTAL
INDUSTRY                                     NET ASSETS
-------------------------------------------------------

Family Dollar Stores Inc.                         6.43%
Retail Trade

West Pharmaceutical
Services Inc.                                     5.46%
Health Technology

Pall Corp.                                        3.76%
Process Industries

National Commerce Bancorp.                        3.47%
Finance

Leggett & Platt Inc.                              3.37%
Consumer Durables

Cohu Inc.                                         2.88%
Electronic Technology

Wallace Computer
Services Inc.                                     2.71%
Commercial Services

Alberto-Culver Co., A                             2.57%
Consumer Non-Durables

Teleflex Inc.                                     2.56%
Producer Manufacturing

Bemis Co. Inc.                                    2.35%
Process Industries

During the year under review, we eliminated several positions from the portfolio including Avery Dennison Corp., Flowserve Corp., and Rockwell International Corp. We sold Avery Dennison from the portfolio, as it became less attractively valued than other alternative investments. Additionally, Flowserve and Rockwell no longer met the portfolio's dividend requirements.

We reduced a number of positions within the portfolio during the period. We felt Wal-Mart Stores Inc. became too expensive to merit a large position. We reduced Fannie Mae on concerns that its long-term earnings growth might slow. Also, we cut back First Union stock when it temporarily rebounded after having dropped when First Union announced disappointing earnings.

Notable year-over-year dividend increases during the past year came from Washington Mutual Inc. (+21%), Mercury General Corp. (+20%), Becton, Dickinson & Co. (+17%), General Electric Co. (+17%), The Limited Inc. (+15%), State Street Corp. (+15%), and Trustco Bank Corp., N.Y. shs (+15%).

As the table on page 3 shows, our ten largest positions on September 30, 1999, comprised 35.57% of the fund's total net assets. It is interesting to note how these ten companies would, in the aggregate, respond to the fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 19 years in a row and by 259% in the last 10 years. Their most recent dividend increases averaged 8.7%, for a yield of 1.84% on September 30, 1999, and a dividend payout ratio of 30%. Long-term debt averaged 22% of capitalization, and the average price/earnings ratio was 17.1, versus 25.1 for that of the unmanaged Standard & Poor's(R) 500 Stock Index on the same date. It is our opinion that these companies are representative of the portfolio's fundamentally high quality. We also believe that, over the long term, companies that increase cash payments to shareholders, year after year, will be superior builders of wealth.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of September 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

Sincerely,


/s/ William J. Lippman
----------------------------------
    William J. Lippman
    President





/s/ Donald G. Taylor
----------------------------------
    Donald G. Taylor
    Senior Portfolio Manager
    Franklin Rising Dividends Fund



CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.




PERFORMANCE SUMMARY AS OF 9/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.



PRICE AND DISTRIBUTION INFORMATION

CLASS A                                       CHANGE         9/30/99   9/30/98
--------------------------------------------------------------------------------

Net Asset Value                               -$0.25         $21.28    $21.53

                                              DISTRIBUTIONS (10/1/98 - 9/30/99)
                                              ----------------------------------

Dividend Income                               $0.1701

Long-Term Capital Gain                        $1.7125

Short-Term Capital Gain                       $0.2735


     TOTAL                                    $2.1561

CLASS B                                       CHANGE         9/30/99   1/1/99
--------------------------------------------------------------------------------

Net Asset Value                               -$2.31         $21.23    $23.54

                                              DISTRIBUTIONS (1/1/99 - 9/30/99)
                                              ----------------------------------

Dividend Income                               $0.1070


CLASS C                                       CHANGE         9/30/99   9/30/98
--------------------------------------------------------------------------------

Net Asset Value                               -$0.26         $21.19    $21.45


                                              DISTRIBUTIONS (10/1/98 - 9/30/99)
                                              ----------------------------------


Dividend Income                               $0.0462

Long-Term Capital Gain                        $1.7125

Short-Term Capital Gain                       $0.2735

     TOTAL                                    $2.0322





Franklin Rising Dividends Fund paid distributions derived from long-term capital gains of $1.7125 per share in December 1998. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code 852(b)(3).


Past performance is not predictive of future results.


PERFORMANCE

                                                                                     INCEPTION
CLASS A                                1-YEAR         5-YEAR          10-YEAR        (1/14/87)
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)              +8.29%        +101.20%        +184.08%        +256.13%

Average Annual Total Return(2)          +2.08%         +13.66%         +10.35%         +10.00%

Value of $10,000 Investment(3)       $ 10,208       $  18,969       $  26,770       $  33,566


Distribution Rate(4)                         0.69%

30-Day Standardized Yield(5)                 0.68%

                                                                       INCEPTION
CLASS B                                                                 (1/1/99)
--------------------------------------------------------------------------------

Cumulative Total Return(1)                                                -9.38%

Aggregate Total Return(2)                                                -12.99%

Value of $10,000 Investment(3)                                          $ 8,701

Distribution Rate(4)                    0.43%

30-Day Standardized Yield(5)            0.15%

                                                                       INCEPTION
CLASS C                                         1-YEAR    3-YEAR        (5/1/95)
--------------------------------------------------------------------------------

Cumulative Total Return(1)                       +7.69%   +39.76%        +84.78%

Average Annual Total Return(2)                   +5.62%   +11.43%        +14.64%

Value of $10,000 Investment(3)                 $10,562   $13,837        $18,289

Distribution Rate(4)                    0.12%

30-Day Standardized Yield(5)            0.16%




1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (net asset value price for Class B) per share on September 30, 1999.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1999.


Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

AVERAGE ANNUAL TOTAL RETURN
9/30/99

CLASS A
-------------------------------------

1-Year                         +2.08%

5-Year                        +13.66%

10-Year                       +10.35%

Since Inception (1/14/87)     +10.00%




AGGREGATE TOTAL RETURN
9/30/99


CLASS B
-------------------------------------

Since Inception (1/1/99)      -12.99%





TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index differs from the fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.




CLASS A (10/1/89 - 9/30/99)

The following line graph compares the performance of the Franklin Rising Dividends Fund's Class A shares to that of the Wilshire Target MidCap Growth Index, and to the Consumer Price Index based on a $10,000 investment from 10/1/89 to 9/30/99.


   DATE            FRANKLIN RISING       WILSHIRE TARGET         CPI            Wilshire        Consumer Price
                   DIVIDENDS FUND -     MIDCAP GROWTH INDEX                   Target MidCap        Index NSA
                        CLASS A                                                 Growth $T
----------------------------------------------------------------------------------------------------------------
10/01/1989            $ 9,423                $10,000            $10,000
10/31/1989            $ 9,323                $ 9,591            $10,048            -4.09%             0.48%
11/30/1989            $ 9,356                $ 9,556            $10,072            -0.36%             0.24%
12/31/1989            $ 9,479                $ 9,613            $10,088             0.59%             0.16%
01/31/1990            $ 9,025                $ 8,720            $10,192            -9.29%             1.03%
02/28/1990            $ 9,140                $ 8,942            $10,240             2.55%             0.47%
03/31/1990            $ 9,297                $ 9,344            $10,296             4.49%             0.55%
04/30/1990            $ 9,048                $ 8,891            $10,313            -4.85%             0.16%
05/31/1990            $ 9,497                $ 9,840            $10,337            10.68%             0.23%
06/30/1990            $ 9,580                $ 9,842            $10,392             0.02%             0.54%
07/31/1990            $ 9,555                $ 9,463            $10,432            -3.85%             0.38%
08/31/1990            $ 8,717                $ 8,162            $10,528           -13.75%             0.92%
09/30/1990            $ 8,362                $ 7,462            $10,616            -8.57%             0.84%
10/31/1990            $ 8,252                $ 7,097            $10,680            -4.90%             0.60%
11/30/1990            $ 9,029                $ 7,892            $10,703            11.20%             0.22%
12/31/1990            $ 9,504                $ 8,362            $10,703             5.96%             0.00%
01/31/1991            $ 9,826                $ 9,151            $10,768             9.44%             0.60%
02/28/1991            $10,716                $10,001            $10,784             9.29%             0.15%
03/31/1991            $11,153                $10,637            $10,800             6.35%             0.15%
04/30/1991            $11,247                $10,554            $10,816            -0.78%             0.15%
05/31/1991            $11,775                $11,139            $10,849             5.55%             0.30%
06/30/1991            $11,498                $10,641            $10,880            -4.47%             0.29%
07/31/1991            $11,832                $11,218            $10,896             5.42%             0.15%
08/31/1991            $12,089                $11,644            $10,928             3.80%             0.29%
09/30/1991            $12,179                $11,657            $10,976             0.11%             0.44%
10/31/1991            $12,299                $11,962            $10,993             2.61%             0.15%
11/30/1991            $12,153                $11,462            $11,024            -4.18%             0.29%
12/31/1991            $12,920                $12,990            $11,032            13.34%             0.07%
01/31/1992            $12,998                $13,379            $11,049             2.99%             0.15%
02/29/1992            $12,980                $13,605            $11,089             1.69%             0.36%
03/31/1992            $12,785                $13,062            $11,145            -3.99%             0.51%
04/30/1992            $12,916                $12,751            $11,161            -2.38%             0.14%
05/31/1992            $13,134                $12,592            $11,176            -1.25%             0.14%
06/30/1992            $12,919                $12,020            $11,217            -4.54%             0.36%
07/31/1992            $13,426                $12,679            $11,240             5.48%             0.21%
08/31/1992            $13,269                $12,414            $11,272            -2.09%             0.28%
09/30/1992            $13,510                $12,631            $11,303             1.75%             0.28%
10/31/1992            $13,668                $13,147            $11,343             4.08%             0.35%
11/30/1992            $14,107                $14,154            $11,359             7.66%             0.14%
12/31/1992            $14,260                $14,587            $11,351             3.06%            -0.07%
01/31/1993            $14,119                $14,916            $11,406             2.26%             0.49%
02/28/1993            $13,908                $14,414            $11,446            -3.37%             0.35%
03/31/1993            $14,018                $14,856            $11,486             3.07%             0.35%
04/30/1993            $13,522                $14,235            $11,518            -4.18%             0.28%
05/31/1993            $13,690                $15,047            $11,534             5.70%             0.14%
06/30/1993            $13,535                $15,146            $11,551             0.66%             0.14%
07/31/1993            $13,544                $15,011            $11,551            -0.89%             0.00%
08/31/1993            $13,767                $15,772            $11,583             5.07%             0.28%
09/30/1993            $13,771                $16,168            $11,607             2.51%             0.21%
10/31/1993            $13,967                $16,254            $11,655             0.53%             0.41%
11/30/1993            $13,610                $16,000            $11,663            -1.56%             0.07%
12/31/1993            $13,762                $16,885            $11,663             5.53%             0.00%
01/31/1994            $13,950                $17,481            $11,695             3.53%             0.27%
02/28/1994            $13,440                $17,574            $11,734             0.53%             0.34%
03/31/1994            $12,783                $16,528            $11,774            -5.95%             0.34%
04/30/1994            $12,801                $16,594            $11,791             0.40%             0.14%
05/31/1994            $12,972                $16,340            $11,799            -1.53%             0.07%
06/30/1994            $12,944                $15,517            $11,839            -5.04%             0.34%
07/31/1994            $13,062                $15,895            $11,871             2.44%             0.27%
08/31/1994            $13,622                $17,256            $11,919             8.56%             0.40%
09/30/1994            $13,305                $17,120            $11,951            -0.79%             0.27%
10/31/1994            $13,251                $17,537            $11,959             2.44%             0.07%
11/30/1994            $12,924                $16,760            $11,975            -4.43%             0.13%
12/31/1994            $13,051                $17,039            $11,975             1.66%             0.00%
01/31/1995            $13,389                $17,042            $12,022             0.02%             0.40%
02/28/1995            $13,790                $18,065            $12,071             6.00%             0.40%
03/31/1995            $14,088                $18,731            $12,110             3.69%             0.33%
04/30/1995            $14,189                $19,010            $12,150             1.49%             0.33%
05/31/1995            $14,703                $19,322            $12,175             1.64%             0.20%
06/30/1995            $14,864                $20,537            $12,199             6.29%             0.20%
07/31/1995            $15,223                $22,262            $12,199             8.40%             0.00%
08/31/1995            $15,463                $22,603            $12,231             1.53%             0.26%
09/30/1995            $16,008                $23,234            $12,255             2.79%             0.20%
10/31/1995            $15,860                $22,416            $12,296            -3.52%             0.33%
11/30/1995            $16,674                $23,593            $12,287             5.25%            -0.07%
12/31/1995            $16,998                $23,678            $12,278             0.36%            -0.07%
01/31/1996            $17,343                $24,087            $12,351             1.73%             0.59%
02/29/1996            $17,557                $24,988            $12,390             3.74%             0.32%
03/31/1996            $17,519                $25,291            $12,455             1.21%             0.52%
04/30/1996            $17,454                $26,790            $12,503             5.93%             0.39%
05/31/1996            $17,949                $27,591            $12,527             2.99%             0.19%
06/30/1996            $18,128                $26,088            $12,535            -5.45%             0.06%
07/31/1996            $17,546                $23,854            $12,559            -8.56%             0.19%
08/31/1996            $17,949                $25,593            $12,582             7.29%             0.19%
09/30/1996            $18,863                $26,804            $12,623             4.73%             0.32%
10/31/1996            $19,437                $26,045            $12,663            -2.83%             0.32%
11/30/1996            $20,784                $27,512            $12,687             5.63%             0.19%
12/31/1996            $20,979                $27,149            $12,687            -1.32%             0.00%
01/31/1997            $21,390                $27,936            $12,728             2.90%             0.32%
02/28/1997            $21,972                $27,408            $12,767            -1.89%             0.31%
03/31/1997            $21,288                $25,733            $12,799            -6.11%             0.25%
04/30/1997            $21,821                $26,613            $12,814             3.42%             0.12%
05/31/1997            $23,481                $28,814            $12,807             8.27%            -0.06%
06/30/1997            $24,315                $29,814            $12,822             3.47%             0.12%
07/31/1997            $26,391                $31,922            $12,837             7.07%             0.12%
08/31/1997            $25,847                $31,676            $12,862            -0.77%             0.19%
09/30/1997            $27,181                $33,761            $12,894             6.58%             0.25%
10/31/1997            $26,514                $32,150            $12,926            -4.77%             0.25%
11/30/1997            $27,150                $32,340            $12,919             0.59%            -0.06%
12/31/1997            $27,766                $32,615            $12,903             0.85%            -0.12%
01/31/1998            $27,640                $32,387            $12,928            -0.70%             0.19%
02/28/1998            $29,838                $35,055            $12,952             8.24%             0.19%
03/31/1998            $30,659                $35,616            $12,977             1.60%             0.19%
04/30/1998            $30,533                $35,865            $13,000             0.70%             0.18%
05/31/1998            $29,365                $33,850            $13,023            -5.62%             0.18%
06/30/1998            $28,975                $33,647            $13,039            -0.60%             0.12%
07/31/1998            $27,990                $31,648            $13,055            -5.94%             0.12%
08/31/1998            $23,544                $25,227            $13,070           -20.29%             0.12%
09/30/1998            $24,721                $26,475            $13,086             4.95%             0.12%
10/31/1998            $27,339                $28,570            $13,117             7.91%             0.24%
11/30/1998            $28,326                $30,221            $13,117             5.78%             0.00%
12/31/1998            $29,439                $32,264            $13,110             6.76%            -0.06%
01/31/1999            $27,889                $31,506            $13,141            -2.35%             0.24%
02/28/1999            $26,901                $28,991            $13,157            -7.98%             0.12%
03/31/1999            $26,729                $29,505            $13,196             1.77%             0.30%
04/30/1999            $28,798                $32,139            $13,293             8.93%             0.73%
05/31/1999            $29,099                $32,773            $13,293             1.97%             0.00%
06/30/1999            $30,153                $34,441            $13,293             5.09%             0.00%
07/31/1999            $29,663                $34,251            $13,333            -0.55%             0.30%
08/31/1999            $28,419                $32,898            $13,365            -3.95%             0.24%
09/30/1999            $26,770                $32,454            $13,429            -1.35%             0.48%


CLASS B (1/1/99 - 9/30/99)

The following line graph compares the performance of the Franklin Rising Dividends Fund's Class B shares to that of the Wilshire Target MidCap Growth Index, and to the Consumer Price Index based on a $10,000 investment from 1/1/99 to 9/30/99.

   DATE               FRANKLIN RISING       WILSHIRE TARGET      CPI      Wilshire Target      Consumer
                       DIVIDENDS FUND -         MIDCAP                        MidCap          Price Index
                          CLASS B            GROWTH INDEX                    Growth $T            NSA
------------------------------------------------------------------------------------------------------------
01/01/1999               $10,000               10,000          10,000
01/31/1999               $ 9,473                9,765          10,024         -2.35%             0.24%
02/28/1999               $ 9,133                8,986          10,036         -7.98%             0.12%
03/31/1999               $ 9,075                9,145          10,066          1.77%             0.30%
04/30/1999               $ 9,774                9,961          10,140          8.93%             0.73%
05/31/1999               $ 9,867               10,158          10,140          1.97%             0.00%
06/30/1999               $10,222               10,675          10,140          5.09%             0.00%
07/31/1999               $10,051               10,616          10,170         -0.55%             0.30%
08/31/1999               $ 9,625               10,197          10,194         -3.95%             0.24%
09/30/1999               $ 8,701               10,059          10,243         -1.35%             0.48%





            Past performance is not predictive of future results.


CLASS C (5/1/95 - 9/30/99)

The following line graph compares the performance of the Franklin Rising Dividends Fund's Class C shares to that of the Wilshire Target MidCap Growth Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 9/30/99.

   DATE             FRANKLIN RISING    WILSHIRE TARGET        CPI          Wilshire Target    Consumer Price
                    DIVIDENDS FUND          MIDCAP                             MidCap          Index NSA
                     - CLASS C          GROWTH INDEX                         Growth $T
------------------------------------------------------------------------------------------------------------
05/01/1995            $ 9,897            $10,000            $10,000
05/31/1995            $10,282            $10,164            $10,020            1.64%            0.20%
06/30/1995            $10,390            $10,803            $10,040            6.29%            0.20%
07/31/1995            $10,635            $11,711            $10,040            8.40%            0.00%
08/31/1995            $10,796            $11,890            $10,066            1.53%            0.26%
09/30/1995            $11,169            $12,222            $10,086            2.79%            0.20%
10/31/1995            $11,059            $11,791            $10,120           -3.52%            0.33%
11/30/1995            $11,622            $12,411            $10,112            5.25%           -0.07%
12/31/1995            $11,842            $12,455            $10,105            0.36%           -0.07%
01/31/1996            $12,076            $12,671            $10,165            1.73%            0.59%
02/29/1996            $12,219            $13,145            $10,198            3.74%            0.32%
03/31/1996            $12,184            $13,304            $10,251            1.21%            0.52%
04/30/1996            $12,125            $14,093            $10,291            5.93%            0.39%
05/31/1996            $12,471            $14,514            $10,310            2.99%            0.19%
06/30/1996            $12,591            $13,723            $10,316           -5.45%            0.06%
07/31/1996            $12,180            $12,548            $10,336           -8.56%            0.19%
08/31/1996            $12,461            $13,463            $10,356            7.29%            0.19%
09/30/1996            $13,086            $14,100            $10,389            4.73%            0.32%
10/31/1996            $13,479            $13,701            $10,422           -2.83%            0.32%
11/30/1996            $14,402            $14,472            $10,442            5.63%            0.19%
12/31/1996            $14,533            $14,281            $10,442           -1.32%            0.00%
01/31/1997            $14,818            $14,695            $10,475            2.90%            0.32%
02/28/1997            $15,209            $14,417            $10,508           -1.89%            0.31%
03/31/1997            $14,735            $13,537            $10,534           -6.11%            0.25%
04/30/1997            $15,090            $14,000            $10,547            3.42%            0.12%
05/31/1997            $16,235            $15,157            $10,540            8.27%           -0.06%
06/30/1997            $16,809            $15,683            $10,553            3.47%            0.12%
07/31/1997            $18,228            $16,792            $10,565            7.07%            0.12%
08/31/1997            $17,850            $16,663            $10,586           -0.77%            0.19%
09/30/1997            $18,761            $17,759            $10,612            6.58%            0.25%
10/31/1997            $18,293            $16,912            $10,639           -4.77%            0.25%
11/30/1997            $18,719            $17,012            $10,632            0.59%           -0.06%
12/31/1997            $19,143            $17,156            $10,619            0.85%           -0.12%
01/31/1998            $19,048            $17,036            $10,640           -0.70%            0.19%
02/28/1998            $20,552            $18,440            $10,660            8.24%            0.19%
03/31/1998            $21,114            $18,735            $10,680            1.60%            0.19%
04/30/1998            $21,019            $18,866            $10,699            0.70%            0.18%
05/31/1998            $20,204            $17,806            $10,719           -5.62%            0.18%
06/30/1998            $19,926            $17,699            $10,731           -0.60%            0.12%
07/31/1998            $19,238            $16,648            $10,744           -5.94%            0.12%
08/31/1998            $16,174            $13,270            $10,757          -20.29%            0.12%
09/30/1998            $16,983            $13,927            $10,770            4.95%            0.12%
10/31/1998            $18,764            $15,029            $10,796            7.91%            0.24%
11/30/1998            $19,437            $15,897            $10,796            5.78%            0.00%
12/31/1998            $20,188            $16,972            $10,789            6.76%           -0.06%
01/31/1999            $19,120            $16,573            $10,815           -2.35%            0.24%
02/28/1999            $18,439            $15,250            $10,828           -7.98%            0.12%
03/31/1999            $18,312            $15,520            $10,861            1.77%            0.30%
04/30/1999            $19,718            $16,906            $10,940            8.93%            0.73%
05/31/1999            $19,908            $17,239            $10,940            1.97%            0.00%
06/30/1999            $20,622            $18,117            $10,940            5.09%            0.00%
07/31/1999            $20,277            $18,017            $10,973           -0.55%            0.30%
08/31/1999            $19,422            $17,306            $10,999           -3.95%            0.24%
09/30/1999            $18,289            $17,072            $11,052           -1.35%            0.48%



AVERAGE ANNUAL TOTAL RETURN
9/30/99


CLASS C
-------------------------------------

1-Year                         +5.62%

3-Year                        +11.43%

Since Inception (5/1/95)      +14.64%




*Source: Standard and Poor's Micropal.


Past performance is not predictive of future results.


FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND


Financial Highlights



                                                                                       CLASS A
                                                  ----------------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                  ----------------------------------------------------------------------------------
                                                         1999(1)           1998              1997              1996            1995
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............   $     21.53       $     26.93       $     20.03       $     17.31       $   14.67
                                                  ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ........................           .15               .13               .16               .28             .33
 Net realized and unrealized gains (losses) ...          1.76             (2.22)             8.23              2.78            2.61
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............          1.91             (2.09)             8.39              3.06            2.94
                                                  ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................          (.17)             (.11)             (.18)             (.34)           (.30)
 Net realized gains ...........................         (1.99)            (3.20)            (1.31)               --              --
                                                  ----------------------------------------------------------------------------------
Total distributions ...........................         (2.16)            (3.31)            (1.49)             (.34)           (.30)
                                                  ----------------------------------------------------------------------------------
Net asset value, end of year ..................   $     21.28       $     21.53       $     26.93       $     20.03       $   17.31
                                                  ==================================================================================

Total return* .................................          8.29%            (9.05%)           44.10%            17.83%          20.32%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............   $   363,918       $   407,336       $   394,873       $   277,746       $ 260,917
Ratios to average net assets:
 Expenses .....................................          1.43%             1.39%             1.41%             1.40%           1.43%
 Net investment income ........................           .66%              .51%              .71%             1.49%           2.10%
Portfolio turnover rate .......................         14.04%            23.99%            39.47%            31.55%          14.60%




* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(1) Based on average shares outstanding.


FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND


Financial Highlights (continued)



                                                                      CLASS B
                                                             -------------------------
                                                                   PERIOD ENDED
                                                             SEPTEMBER 30, 1999(1),(2)
                                                             -------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................            $   23.54
                                                                   ---------
Income from investment operations:
 Net investment income ................................                  .04
 Net realized and unrealized loss .....................                (2.24)
                                                                   ---------
Total from investment operations ......................                (2.20)
                                                                   ---------
Less distributions from net investment income .........                (0.11)
                                                                   ---------
Net asset value, end of period ........................            $   21.23
                                                                   =========

Total return* .........................................                (9.38%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................            $   1,477
Ratios to average net assets:
 Expenses .............................................                 1.98%**
 Net investment income ................................                  .24%**
Portfolio turnover rate ...............................                14.04%




* Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

**  Annualized

(1) For the period January 1, 1999 (effective date) to September 30, 1999.

(2) Based on average shares outstanding.




FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND


Financial Highlights (continued)



                                                                                        CLASS C
                                                    --------------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                    --------------------------------------------------------------------------------
                                                          1999(2)          1998             1997             1996            1995(1)
                                                    --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $    21.45       $    26.85       $    19.98       $    17.28         $ 15.47
                                                    --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ..........................          .03               --              .08              .21             .11
 Net realized and unrealized gains (losses) .....         1.75            (2.20)            8.17             2.74            1.83
                                                    --------------------------------------------------------------------------------
Total from investment operations ................         1.78            (2.20)            8.25             2.95            1.94
                                                    --------------------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................         (.05)              --             (.07)            (.25)           (.13)
 Net realized gains .............................        (1.99)           (3.20)           (1.31)              --              --
                                                    --------------------------------------------------------------------------------
Total distributions .............................        (2.04)           (3.20)           (1.38)            (.25)           (.13)
                                                    --------------------------------------------------------------------------------
Net asset value, end of year ....................   $    21.19       $    21.45       $    26.85       $    19.98         $ 17.28
                                                    ================================================================================

Total return* ...................................         7.69%           (9.48%)          43.37%           17.16%          12.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $   40,544       $   43,790       $   14,526       $    3,882         $ 1,060
Ratios to average net assets:
 Expenses .......................................         1.98%            1.94%            1.95%            1.95%           1.90%**
 Net investment income (loss) ...................          .11%            (.05%)            .17%             .94%           1.92%**
Portfolio turnover rate .........................        14.04%           23.99%           39.47%           31.55%          14.60%




* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

**  Annualized

(1) For the period May 1, 1995 (effective date) to September 30, 1995.

(2) Based on average shares outstanding.


                     See notes to financial statements.


FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999

                                                                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS 98.4%
 COMMERCIAL SERVICES 6.1%
 Reynolds & Reynolds Co., A ..............................................................           377,400     $  7,689,525
 Standard Register Co. ...................................................................           253,400        5,954,900
 Wallace Computer Services Inc. ..........................................................           542,700       10,989,675
                                                                                                                 ------------
                                                                                                                   24,634,100
                                                                                                                 ------------
 CONSUMER DURABLES 4.9%
 Leggett & Platt Inc. ....................................................................           695,100       13,684,781
 Newell Rubbermaid Inc. ..................................................................           223,600        6,386,575
                                                                                                                 ------------
                                                                                                                   20,071,356
                                                                                                                 ------------
 CONSUMER NON-DURABLES 6.7%
 Alberto-Culver Co., A ...................................................................           532,600       10,418,988
 Block Drug Co. Inc., A ..................................................................           167,742        6,028,228
 DIMON Inc. ..............................................................................           415,100        1,608,513
 Philip Morris Cos. Inc. .................................................................            86,500        2,957,219
 Universal Corp. .........................................................................           239,100        6,246,488
                                                                                                                 ------------
                                                                                                                   27,259,436
                                                                                                                 ------------
 ELECTRONIC TECHNOLOGY 4.5%
 Cohu Inc. ...............................................................................           553,200       11,686,350
 Hewlett-Packard Co. .....................................................................            70,100        6,449,200
                                                                                                                 ------------
                                                                                                                   18,135,550
                                                                                                                 ------------
 ENERGY MINERALS 1.3%
 Royal Dutch Petroleum Co., N.Y. shs. ....................................................            89,700        5,297,906
                                                                                                                 ------------
 FINANCE 14.4%
 Bank One Corp. ..........................................................................            40,000        1,392,500
 First Union Corp. .......................................................................            71,650        2,548,053
 Mercantile Bankshares Corp. .............................................................           169,950        5,257,828
 National Commerce Bancorp ...............................................................           640,300       14,066,591
 State Street Corp. ......................................................................            83,000        5,363,875
 Trustco Bank Corp., N.Y. shs. ...........................................................           258,573        7,635,984
 U.S. Bancorp ............................................................................           271,700        8,201,944
 Washington Mutual Inc. ..................................................................           320,100        9,362,925
 Wilmington Trust Corp. ..................................................................            91,200        4,428,900
                                                                                                                 ------------
                                                                                                                   58,258,600
                                                                                                                 ------------
 GOVERNMENT SPONSORED CORPORATION .7%
 Fannie Mae ..............................................................................            47,800        2,996,463
                                                                                                                 ------------
 HEALTH TECHNOLOGY 7.2%
 Becton, Dickinson & Co. .................................................................           160,200        4,495,613
 Superior Uniform Group Inc. .............................................................           230,200        2,704,850
 West Pharmaceutical Services Inc. .......................................................           584,200       22,163,088
                                                                                                                 ------------
                                                                                                                   29,363,551
                                                                                                                 ------------
 INSURANCE 10.2%
 American Heritage Life Investment Corp. .................................................           108,100        3,432,175
 American International Group Inc. .......................................................            82,218        7,147,827




FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND


STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)

                                                                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------

 COMMON STOCKS (CONT.)
 INSURANCE (CONT.)
 Chubb Corp. .............................................................................            89,000     $  4,433,313
 Harleysville Group Inc. .................................................................           158,300        2,226,094
 Mercury General Corp. ...................................................................           210,400        5,799,150
 MMI Cos. Inc. ...........................................................................           325,400        3,559,063
 ReliaStar Financial Corp. ...............................................................           243,900        8,109,675
 RLI Corp. ...............................................................................           197,362        6,512,946
                                                                                                                 ------------
                                                                                                                   41,220,243
                                                                                                                 ------------
 NON-ENERGY MINERALS .5%
 Nucor Corp. .............................................................................            45,900        2,185,988
                                                                                                                 ------------
 PROCESS INDUSTRIES 10.8%
 Bemis Co. Inc. ..........................................................................           281,000        9,518,875
 Brady Corp., A ..........................................................................            77,000        2,464,000
 Donaldson Co. Inc. ......................................................................            84,900        1,968,619
 Lancaster Colony Corp. ..................................................................            86,700        2,774,400
 M.A. Hanna Co. ..........................................................................           255,400        2,905,175
 Millipore Corp. .........................................................................            83,600        3,140,225
 Pall Corp. ..............................................................................           658,300       15,264,331
 Sherwin-Williams Co. ....................................................................           268,000        5,611,250
                                                                                                                 ------------
                                                                                                                   43,646,875
                                                                                                                 ------------
 PRODUCER MANUFACTURING 20.3%
 Baldor Electric Co. .....................................................................           367,366        6,956,994
 Diebold Inc. ............................................................................           181,700        4,201,813
 Dover Corp. .............................................................................           188,900        7,721,288
 General Electric Co. ....................................................................            32,000        3,794,000
 Graco Inc. ..............................................................................           134,600        4,416,563
 Hubbell Inc., A .........................................................................            10,000          336,250
 Hubbell Inc., B .........................................................................           206,500        6,582,188
 Kaydon Corp. ............................................................................           373,500        9,290,813
 Kimball International Inc., B ...........................................................           406,900        7,832,825
 Myers Industries Inc. ...................................................................           413,798        7,344,915
 Superior Industries International Inc. ..................................................           171,200        4,793,600
 Teleflex Inc. ...........................................................................           263,900       10,407,556
 Watts Industries Inc., A ................................................................           398,500        8,667,375
                                                                                                                 ------------
                                                                                                                   82,346,180
                                                                                                                 ------------
 RETAIL TRADE 9.4%
 Family Dollar Stores Inc. ...............................................................         1,235,200       26,093,592
 The Limited Inc. ........................................................................            92,705        3,545,966
 Rite Aid Corp. ..........................................................................           227,800        3,146,488
 Schultz Sav-O Stores Inc. ...............................................................           184,900        2,912,175
(a)Too Inc. ..............................................................................            13,243          237,546
 Wal-Mart Stores Inc. ....................................................................            47,400        2,254,463
                                                                                                                 ------------
                                                                                                                   38,190,230
                                                                                                                 ------------


FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND


STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)

                                                                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 TRANSPORTATION 1.4%
 Circle International Group Inc. .........................................................           288,000     $  5,886,000
                                                                                                                 ------------
 TOTAL COMMON STOCKS (COST $356,848,015) .................................................                        399,492,478
                                                                                                                 ------------
 CONVERTIBLE PREFERRED STOCKS .3%
 American Heritage Corp., 8.50%, cvt. pfd. (COST $625,000) ...............................            12,500        1,054,688
                                                                                                                 ------------

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT
                                                                                                ------------
(b)REPURCHASE AGREEMENT 1.1%
 Joint Repurchase Agreement, 5.217%, 10/01/99 (Maturity Value $4,405,683) (COST $4,405,044)     $  4,405,044        4,405,044
  Banc of America Securities LLC
  Barclays Capital Inc.
  Bear, Stearns & Co. Inc.
  Chase Securities Inc.
  CIBC World Markets Corp.
  Donaldson, Lufkin & Jenrette Securities Corp.
  Dresdner Kleinwort Benson, North America LLC
  Paine Webber Inc.
  Paribas Corp.
  Warburg Dillon Read LLC
   Collateralized by U.S. Treasury Bills & Notes
                                                                                                                 ------------
 TOTAL INVESTMENTS (COST $361,878,059) 99.8% ..............................................                       404,952,210
 OTHER ASSETS, LESS LIABILITIES .2% .......................................................                           986,265
                                                                                                                 ------------
 NET ASSETS 100.0% ........................................................................                      $405,938,475
                                                                                                                 ============




(a) Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment advisor. At September 30, 1999, all repurchase agreements had been entered into on that date.



                       See notes to financial statements.


FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND


Financial Statements


Statement of Assets and Liabilities
September 30, 1999


Assets:
  Investments in securities, at value (cost $361,878,059) ...............................................     $404,952,210
  Receivables:
    Investment securities sold ..........................................................................        1,549,688
    Capital shares sold .................................................................................           66,571
    Dividends and interest ..............................................................................          655,292
                                                                                                              ------------
          Total assets ..................................................................................      407,223,761
                                                                                                              ------------
Liabilities:
  Payables:
    Capital shares redeemed .............................................................................          540,555
    Affiliates ..........................................................................................          667,239
    Shareholders ........................................................................................           37,000
  Other liabilities .....................................................................................           40,492
                                                                                                              ------------
          Total liabilities .............................................................................        1,285,286
                                                                                                              ------------
          Net assets, at value ..........................................................................     $405,938,475
                                                                                                              ============
Net assets consist of:
  Undistributed net investment income ...................................................................     $    356,764
  Net unrealized appreciation ...........................................................................       43,074,151
  Accumulated net realized gain .........................................................................       29,346,009
  Capital shares ........................................................................................      333,161,551
                                                                                                              ------------
          Net assets, at value ..........................................................................     $405,938,475
                                                                                                              ============
CLASS A:
  Net asset value per share* ($363,917,581 divided by 17,098,904 shares outstanding) ....................     $      21.28
                                                                                                              ============
  Maximum offering price per share ($21.28 divided by 94.25%) ...........................................     $      22.58
                                                                                                              ============
CLASS B:
  Net asset value and maximum offering price per share* ($1,476,765 divided by 69,544 shares outstanding)     $      21.23
                                                                                                              ============
CLASS C:
  Net asset value per share* ($40,544,129 divided by 1,913,677 shares outstanding) ......................     $      21.19
                                                                                                              ============
  Maximum offering price per share ($21.19 divided by 99.00%) ...........................................     $      21.40
                                                                                                              ============


* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                     See notes to financial statements.


FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

Financial Statements (continued)


Statement of Operations
for the year ended September 30, 1999

Investment income:
(net of foreign taxes of $21,332)
  Dividends .....................................................     $ 9,457,688
  Interest ......................................................         481,703
                                                                      -----------
          Total investment income ...............................       9,939,391
                                                                      -----------
Expenses:
  Management fees (Note 3) ......................................       3,560,910
  Distribution fees (Note 3)
    Class A .....................................................       1,903,547
    Class B .....................................................           5,618
    Class C .....................................................         489,596
  Transfer agent fees (Note 3) ..................................         769,049
  Accounting fees (Note 3) ......................................          40,000
  Custodian fees ................................................           5,678
  Reports to shareholders .......................................         168,748
  Registration and filing fees ..................................          63,838
  Professional fees .............................................          42,593
  Trustees' fees and expenses ...................................          18,788
  Other .........................................................           8,637
                                                                      -----------
          Total expenses ........................................       7,077,002
                                                                      -----------
          Net investment income .................................       2,862,389
                                                                      -----------
Realized and unrealized gains:
  Net realized gain from investments ............................      29,517,292
  Net unrealized appreciation on investments ....................       8,111,808
                                                                      -----------
Net realized and unrealized gain ................................      37,629,100
                                                                      -----------
Net increase in net assets resulting from operations ............     $40,491,489
                                                                      ===========




                       See notes to financial statements.


FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND


Financial Statements (continued)


Statements of Changes in Net Assets
for the years ended September 30, 1999 and 1998



                                                                                        1999               1998
                                                                                   --------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...................................................      $   2,862,389      $   2,261,412
    Net realized gain from investments ......................................         29,517,292         45,956,036
    Net unrealized appreciation (depreciation) on investments ...............          8,111,808        (99,023,374)
                                                                                   --------------------------------
          Net increase (decrease) in net assets resulting from operations ...         40,491,489        (50,805,926)
  Distributions to shareholders from:
     Net investment income:
       Class A ..............................................................         (3,135,285)        (1,828,381)
       Class B ..............................................................             (3,328)                --
       Class C ..............................................................           (101,566)            (4,086)
    Net realized gains:
       Class A ..............................................................        (36,887,240)       (48,479,814)
       Class C ..............................................................         (4,228,827)        (2,105,211)
                                                                                   --------------------------------
  Total distributions to shareholders .......................................        (44,356,246)       (52,417,492)
  Capital share transactions: (Note 2)
       Class A ..............................................................        (40,213,823)       107,238,762
       Class B ..............................................................          1,601,916                 --
       Class C ..............................................................         (2,710,610)        37,710,977
                                                                                   --------------------------------
  Total capital share transactions ..........................................        (41,322,517)       144,949,739
          Net increase (decrease) in net assets .............................        (45,187,274)        41,726,321
Net assets:
  Beginning of year .........................................................        451,125,749        409,399,428
                                                                                   --------------------------------
  End of year ...............................................................      $ 405,938,475      $ 451,125,749
                                                                                   ================================
Undistributed net investment income included in net assets:
  End of year ...............................................................      $     356,764      $     736,183
                                                                                   ================================




                     See notes to financial statements.


FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND


Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Trust consists of one Fund, the Franklin Rising Dividends Fund (the Fund), which seeks to provide growth and income.

On October 26, 1999, the Shareholders approved an Agreement and Plan of Reorganization whereby the Fund would be reorganized and its domicile changed from a Massachusetts corporation to a Delaware business trust.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B and Class C. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and the Fund began offering a new class of share, Class B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.




FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND


Notes to Financial Statements (continued)



2. SHARES OF BENEFICIAL INTEREST (cont.)

At September 30, 1999, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:


                                                                                 YEAR ENDED SEPTEMBER 30,
                                                           -------------------------------------------------------------------
                                                                        1999                                  1998
                                                           -------------------------------------------------------------------
                                                             SHARES            AMOUNT              SHARES            AMOUNT
                                                           -------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ......................................         4,288,915      $  98,522,630          6,690,317      $ 168,552,709
 Shares issued in reinvestment of distributions ...         1,507,550         34,188,280          1,767,518         42,544,929
 Shares redeemed ..................................        (7,615,475)      (172,924,733)        (4,203,389)      (103,858,876)
                                                           -------------------------------------------------------------------
 Net increase (decrease) ..........................        (1,819,010)     $ (40,213,823)         4,254,446      $ 107,238,762
                                                           ===================================================================

CLASS B SHARES:*
 Shares sold ......................................            70,665      $   1,626,168
 Shares issued in reinvestment of distributions ...               131              2,962
 Shares redeemed ..................................            (1,252)           (27,214)
                                                           -----------------------------
 Net increase .....................................            69,544      $   1,601,916
                                                           =============================

CLASS C SHARES:
 Shares sold ......................................           869,142      $  19,694,412          1,797,364      $  45,013,886
 Shares issued in reinvestment of distributions ...           172,643          3,899,442             76,771          1,845,670
 Shares redeemed ..................................        (1,169,620)       (26,304,464)          (373,593)        (9,148,579)
                                                           -------------------------------------------------------------------
 Net increase (decrease) ..........................          (127,835)     $  (2,710,610)         1,500,542      $  37,710,977
                                                           ===================================================================

*   For the period January 1, 1999 (effective date) to September 30, 1999.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisory Services, LLC (Advisory Services), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

The Fund pays an investment management fee to Advisory Services based on the average net assets of the Fund as follows:


       ANNUALIZED
        FEE RATE    AVERAGE DAILY NET ASSETS
       --------------------------------------------------------------

          .750%     First $500 million
          .625%     Over $500 million, up to and including $1 billion
          .500%     In excess of $1 billion

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND


Notes to Financial Statements (continued)



3. TRANSACTIONS WITH AFFILIATES (cont.)

The Fund also pays accounting fees to Advisory Services.

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .50%, 1.00% and 1.00% per year of its average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $102,667 and $56,598, respectively.

The Fund paid transfer agent fees of $769,049, of which $696,688 was paid to Investor Services.


4. INCOME TAXES

At September 30, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $363,166,204 was as follows:


        Unrealized appreciation .....................     $ 90,147,034
        Unrealized depreciation .....................      (48,361,028)
                                                          ------------
        Net unrealized appreciation .................     $ 41,786,006
                                                          ============


Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 1999 aggregated $64,881,107 and $144,228,854, respectively.



FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND


Independent Auditors' Report



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF FRANKLIN MANAGED TRUST:

We have audited the accompanying statements of assets and liabilities of the Franklin Rising Dividends Fund, a series of shares of Franklin Managed Trust, including the statement of investments, as of September 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Franklin Rising Dividends Fund as of September 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 5, 1999


FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND


Tax Information



Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $30,644,127 as a capital gain dividend for the fiscal year ended September 30, 1999.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 1999.



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